Stock-Based Compensation Stock based compensation expense table (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	May 28, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	$ 3.3	$ 4.1	$ 3.4	$ 7.3	$ 10.6	$ 13.9	$ 13.0	$ 20.5
Cost of Goods, Total [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	1.1	1.3		2.6	3.0	4.4	4.8	4.2
Selling and Marketing Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	1.5	2.2		3.0	6.0	7.4	6.2	13.4
Research and Development Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	$ 0.7	$ 0.6		$ 1.7	$ 1.6	$ 2.1	$ 2.0	$ 2.9